SHARE-BASED PAYMENTS (Details 6)	Feb. 28, 2014
Share-Based Payments Details 6
Stock options outstanding	14,052,978
Warrants outstanding	27,186,156
Stock options available for future grant	3,632,602
Common stock reserved for future issuance	44,871,736